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AMERICAS
US Legal Services

Patricia A. Guerrera
(860) 723-2805
Fax: (860) 723-2215
patricia.guerrera@us.ing.com

August 20, 2007

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention: Filing Desk

Re:	ING USA Annuity and Life Insurance Company and its Separate Account B
Prospectus Title: Retirement Solutions – ING Rollover ChoiceSM Variable Annuity
File Nos.: 333-70600 and 811-05626
Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “33 Act”), this is to certify that the
Supplement to the Contract Prospectus contained in Post-Effective Amendment No. 20 to the Registration
Statement on Form N-4 (“Amendment No. 20”) for Separate Account B of ING USA Annuity and Life
Insurance Company (the “Registrant”) that would have been filed pursuant to Rule 497(c) under the 33
Act would not have differed from that contained in Amendment No. 20 which was declared effective on
August 15, 2007. The text of Amendment No. 20 was filed electronically on August 15, 2007.

If you have any questions regarding this submission, please contact Michael Pignatella at 860-723-2239 or the undersigned at 860-723-2805.

Sincerely,

/s/ Patricia A. Guerrera

Patricia A. Guerrera

Hartford Site 151 Farmington Avenue, TS31 Hartford, CT 06156-8975	ING North America Insurance Corporation